LEASES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASES
2023	$ 106,903	$ 362,284
2024	414,923	332,345
2025	410,937	328,359
2026	382,367	303,923
2027	258,206	215,819
Total	1,599,232	1,542,730
Less: interest	(211,477)	(230,949)
Present value of lease liabilities	1,387,755	1,311,781
Less: Current portion	(323,319)	(272,575)
Lease liability, net of current portion	$ 1,064,436	$ 1,039,207	$ 5,353